Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Statement [Line Items]
Net Income		$ 4,756	$ 2,933	$ 1,303	$ 7,689	$ 3,320
Other Comprehensive Income (Loss), net of taxes
Reclassification to earnings of (gains) losses in the period	[1]	6	(28)	(19)	(22)	(28)
Other comprehensive income net of tax OCI debt financial assets		(232)	(90)	(108)	(322)	(60)
Net change in unrealized (losses) on cash flow hedges
(Losses) on derivatives designated as cash flow hedges arising during the period	[2]	(2,433)	(478)	(479)	(2,911)	(610)
Reclassification to earnings of (gains) on derivatives designated as cash flow hedges in the period	[3]	(111)	(138)	(86)	(249)	(163)
Other comprehensive income net of tax cash flow hedges		(2,544)	(616)	(565)	(3,160)	(773)
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		322	808	(1,304)	1,130	(2,435)
Unrealized gains (losses) on hedges of net foreign operations	[4]	(64)	(128)	316	(192)	537
Reclassification to earnings of net losses related to divestitures (Note 12)	[5]	0	29	0	29	0
Other comprehensive income, net of taxes, translation of net foreign operations		258	709	(988)	967	(1,898)
Items that will not be reclassified to net income
Unrealized gains on fair value through OCI equity securities arising during the period	[6]	0	2	0	2	0
Gains on remeasurement of pension and other employee future benefit plans	[7]	444	162	436	606	711
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[8]	538	66	3	604	(242)
Items that will not be reclassified to net income		982	230	439	1,212	469
Other Comprehensive Income (Loss), net of taxes		(1,536)	233	(1,222)	(1,303)	(2,262)
Total Comprehensive Income (Loss)		3,220	3,166	81	6,386	1,058
Debt securities [member]
Other Comprehensive Income (Loss), net of taxes
Unrealized (losses) on fair value through OCI debt securities arising during the period	[1]	$ (238)	$ (62)	$ (89)	$ (300)	$ (32)

[1]	Net of income tax recovery of $84 million, $22 million, $32 million for the three months ended, and $105 million, $12 million for the six months ended, respectively.
[2]	Net of income tax recovery of $878 million, $172 million, $173 million for the three months ended, and $1,050 million, $219 million for the six months ended, respectively.
[3]	Net of income tax provision (recovery) of $40 million, $50 million, $31 million for the three months ended, and $90 million, $59 million for the six months ended, respectively
[4]	Net of income tax (provision) recovery of $23 million, $48 million, $(115) million for the three months ended, and $71 million, $(195) million for the six months ended, respectively.
[5]	Net of income tax (provision) of na, $nil million, na for the three months ended, and $nil million, na for the six months ended, respectively.
[6]	Net of income tax (provision) of $(1) million, $nil million, na for the three months ended, and $(1) million, na for the six months ended, respectively.
[7]	Net of income tax (provision) of $(160) million, $(60) million, $(158) million for the three months ended, and $(220) million, $(257) million for the six months ended, respectively.
[8]	Net of income tax (provision) recovery of $(194) million, $(24) million, $(1) million for the three months ended, and $(218) million, $88 million for the six months ended, respectively.